Fair Value Measurements - Reconciliation of fair value measurements of available-for-sale debt investments (Details) - Available-for-sale Securities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements
Beginning balance	¥ 304	¥ 29,401	¥ 36,662
Change in fair value		(24,010)	(6,611)
Currency translation adjustment	5	893	(650)
Impairment		(5,980)
Ending balance	¥ 309	¥ 304	¥ 29,401